Interest Income, Net - Summary of Interest Income Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and Other Income [Abstract]
Interest income	$ 18,836	$ 9,636	$ 8,353
Less: Interest expense	(35)
Add: Interest capitalization	15
Interest income, net	$ 18,816	$ 9,636	$ 8,353